Fees Summary	Jan. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 156,638,682.27
Previously Paid Amount	21,487.20
Total Fee Amount	21,631.80
Total Offset Amount
Net Fee	$ 144.60